BUSINESS COMBINATION - TSBE (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Transmissora Sul Brasileira de Energia S.A.
Acquisition-date fair value of total consideration transferred [abstract]
Fair value of interest before business combination (80%)	R$ 253,233
Stock swap	56,375
Advantageous purchase	6,932
Fair value at date of acquisition (100%)	316,540
Total investment value	316,540
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	19,315
Accounts receivable	7,025
Financial assets and concessions	575,135
Other accounts receivables	44,555
Loans and financing	(196,895)
Debentures	(114,335)
Others	(18,260)
Total identifiable net assets	R$ 316,540
Net operating revenue of acquiree		R$ 46,076
Net income of acquiree		R$ 2,440
ELETROSUL
Recognized amounts of identifiable assets acquired and liabilities assumed
Proportion of ownership interest in subsidiary		99.88%	99.88%
ELETROSUL | Companhia Paranaense de Energia - COPEL | Costa Oeste Transmissora de Energia
BUSINESS COMBINATION
Ownership interest transferred (in percent)	49.00%
ELETROSUL | Companhia Paranaense de Energia - COPEL | Marumbi Transmissora de Energia S.A., PR
BUSINESS COMBINATION
Ownership interest transferred (in percent)	20.00%
ELETROSUL | Transmissora Sul Brasileira de Energia S.A.
BUSINESS COMBINATION
Proportion of ownership interest in subsidiary before acquisition	80.00%
ELETROSUL | Transmissora Sul Brasileira de Energia S.A. | Companhia Paranaense de Energia - COPEL
BUSINESS COMBINATION
Percentage of ownership interest received as a consideration for transfer of interest in other entities	20.00%